Income tax - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Capital losses carried forward | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	$ 41	$ 48
Unrecognized deferred tax assets, tax effect	10	12
Capital losses carried forward | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	12,885	12,885
Unrecognized deferred tax assets, tax effect	3,302	3,251
Non-capital losses | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	48	48
Unrecognized deferred tax assets, tax effect	12	12
Net operating loss | Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	2,302	0
Unrecognized deferred tax assets, tax effect	$ 691	$ 0